Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative assets	$ 14.3	$ 1.4
Collateral deposit	0.6	0.7
Restricted cash	0.4	2.0
Other current financial assets	15.3	4.1
Non-current
Investments at fair value through profit or loss	12.1	6.5
Collateral deposit	0.0	0.6
Other non-current financial assets	12.1	7.1
Total other financial assets	$ 27.4	$ 11.2